Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 142,860	$ 149,014
Restricted cash – current (note 17)	58,109	38,329
Accounts receivable, including non-trade of $9,002 (2018 – $6,461)	14,649	20,795
Prepaid expenses	9,383	8,076
Vessel held for sale (note 16c)	11,515	0
Current portion of derivative assets (note 11)	464	835
Current portion of net investments in direct financing leases (note 6)	13,365	12,635
Current portion of advances to equity-accounted joint ventures (note 7)	79,108	79,108
Advances to affiliates (note 10b)		8,229
Other current assets	238	2,306
Total current assets	347,162	319,327
Restricted cash – long-term (note 17)	33,562	35,521
Vessels and equipment
At cost, less accumulated depreciation of $720,989 (2018 – $665,206)	1,604,581	1,657,338
Operating lease right-of-use asset (notes 2 and 5b)	37,431	0
Vessels related to finance leases, at cost, less accumulated depreciation of $98,003 (2018 – $66,878) (note 5a)	1,698,545	1,585,243
Advances on newbuilding contracts (note 10d)	0	86,942
Total vessels and equipment	3,340,557	3,329,523
Investments in and advances to equity-accounted joint ventures (note 7)	1,017,994	1,037,025
Net investments in direct financing leases (note 6)	548,072	562,528
Other assets	11,960	11,432
Derivative assets (note 11)	301	2,362
Intangible assets – net	45,580	52,222
Goodwill	34,841	34,841
Total assets	5,380,029	5,384,781
Current
Accounts payable	2,426	3,830
Accrued liabilities (notes 11 and 15)	78,701	74,753
Unearned revenue (note 6)	25,732	30,108
Current portion of long-term debt (note 8)	390,569	135,901
Current obligations related to finance leases (note 5a)	69,661	81,219
Current portion of operating lease liabilities (notes 2 and 5b)	13,252	0
Current portion of derivative liabilities (note 11)	37,523	11,604
Advances from affiliates (note 10b)	8,861	14,731
Total current liabilities	626,725	352,146
Long-term debt (note 8)	1,437,282	1,833,875
Long-term obligations related to finance leases (note 5a)	1,358,485	1,217,337
Long-term operating lease liabilities (notes 2 and 5b)	24,179	0
Other long-term liabilities (note 12c)	46,180	43,788
Derivative liabilities (note 11)	72,466	55,038
Total liabilities	3,565,317	3,502,184
Commitments and contingencies (notes 5, 8, 11 and 12)
Equity
Limited partners - common units (77.5 million units and 79.4 million units issued and outstanding at September 30, 2019 and December 31, 2018, respectively)	1,497,544	1,496,107
Limited partners - preferred units (11.8 million units issued and outstanding at September 30, 2019 and December 31, 2018)	285,159	285,159
General partner	49,303	49,271
Accumulated other comprehensive (loss) income	(71,757)	2,717
Partners' equity	1,760,249	1,833,254
Non-controlling interest	54,463	49,343
Total equity	1,814,712	1,882,597
Total liabilities and total equity	$ 5,380,029	$ 5,384,781